UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE   68130

(Address of principal executive offices)  (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period:  12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
Shares			Value
	COMMON STOCK - 95.3%
	AEROSPACE/DEFENSE - 1.9%
13,882	Orbital Sciences Corp. *		$ 191,155

	APPAREL - 2.5%
13,480	Sketchers U.S.A., Inc. - Cl. A *		249,380

	BANKS - 2.3%
19,115	Umpqua Holdings Corp.		225,366

	BIOTECHNOLOGY - 1.8%
3,453	United Therapeutics Corp. *		184,459

	CHEMICALS - 3.8%
6,296	Intrepid Potash, Inc. *		134,042
10,393	Kraton Performance Polymers, Inc. *		249,744
			383,786
	COMMERCIAL SERVICES - 6.2%
22,173	AMN Healthcare Services, Inc. *		256,098
3,952	Arbitron, Inc.		184,479
9,894	TeleTech Holding, Inc. *		176,113
			616,690
	COMPUTERS - 4.4%
28,169	Logitech International S.A.		212,394
7,612	Synaptics, Inc. *		228,132
			440,526
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
2,354	Affiliated Managers Group, Inc. *		306,373
50,931	GFI Group, Inc.		165,016
			471,389
	ELECTRIC - 1.8%
4,457	Allete, Inc.		182,648

	ELECTRONICS - 5.5%
7,968	FLIR Systems, Inc.		177,766
42,155	Taser International, Inc. *		376,866
			554,632
	ENGINEERING & CONSTRUCTION - 2.6%
18,831	Tutor Perini Corp. *		257,985

	FOOD - 2.3%
5,755	Cal-Maine Foods, Inc.		231,466

	HEALTHCARE-SERVICES - 2.8%
4,757	Covance, Inc. *		274,812

	INSURANCE - 3.2%
13,999	Montpelier Re Holdings, Ltd.		320,017

	METAL FABRICATE - 1.8%
13,134	Dynamic Materials Corp.		182,563

	MINING - 3.9%
94,981	Thompson Creek Metals Co., Inc. *		393,221
CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Shares			Value
	OIL & GAS - 2.5%
6,518	Gulfport Energy Corp. *		$ 249,118

	OIL & GAS SERVICES - 4.6%
11,167	C&J Energy Services, Inc. *		239,420
10,606	Helix Energy Solutions Group, Inc. *		218,908
			458,328
	PHARMACEUTICALS - 6.5%
5,073	Endo Pharmaceuticals Holdings, Inc. *		133,268
5,515	Questcor Pharmaceuticals, Inc.		147,361
28,791	Rigel Pharmaceuticals, Inc. *		187,141
8,165	Viropharma, Inc. *		185,835
			653,605
	REAL ESTATE - 2.1%
2,508	Jones Lang LaSalle, Inc.		210,522

	REITS - 2.0%
17,402	Capstead Mortgage Corp.		199,601

	RETAIL - 9.4%
13,091	American Eagle Outfitters, Inc.		268,496
20,859	Body Central Corp.		207,756
9,590	GameStop Corp.		240,613
20,629	Kirkland's, Inc. *		218,461
			935,326
	SAVING & LOANS - 1.8%
14,956	Capitol Federal Financial, Inc.		174,836

	SEMICONDUCTORS - 9.6%
21,617	Kulicke & Soffa Industries, Inc. *		259,188
43,861	LTX-Credence Corp. *		287,728
17,587	Omnivision Technologies, Inc. *		247,625
9,864	Volterra Semiconductor Corp.		169,365
			963,906
	Software - 0.5%
2,145	Synchronoss Technologies, Inc.		45,238

	TELECOMMUNICATIONS - 3.6%
29,987	EarthLink, Inc.		193,716
10,969	Oplink Communications, Inc. *		170,897
			364,613
	TRANSPORTATION - 1.2%
14,127	Nordic American Tankers, Ltd.		123,611

	TOTAL COMMON STOCK- (Cost - $9,164,094)		9,538,799

	SHORT-TERM INVESTMENTS - 5.3%
534,612	Dreyfus Cash Management, 0.07% **		534,612
	(Cost $534,612)

	TOTAL INVESTMENTS - 100.6% (Cost - $9,698,706)(a)		$ 10,073,411
	OTHER LIABILITIES LESS ASSETS - (0.6) %		(67,873)
	NET ASSETS - 100.0%		$ 10,005,538

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

 (a) Represents cost for financial reporting purposes.    Aggregate cost for federal tax purposes is $9,717,553 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,034,904
		Unrealized depreciation:	(679,046)
		Net unrealized appreciation	$ 355,858

CWC Small Cap Aggressive Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,538,799	$ -	$ -	$ 6,465,240
Short - Term Investments	534,612	-	-	534,612
Total	$ 10,073,411	$ -	$ -	$ 10,073,411

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/1/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/1/13